Commitments - Schedule of Operating Lease Expenditure Commitments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Total minimum operating lease payments	$ 516,628	$ 516,628	$ 41,625
Not later than one year [member]
Statement Line Items [Line Items]
Total minimum operating lease payments		250,068	41,625
Later than one year but not later than five years [member]
Statement Line Items [Line Items]
Total minimum operating lease payments		266,560
Later than five years [member]
Statement Line Items [Line Items]
Total minimum operating lease payments